Chapter 11 Proceedings - Reorganization Items (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reorganizations [Abstract]
Advisory and professional fees after filing	$ (52)
Remeasurement of terminated lease to allowable claim	(186)
Gain on write-off of related party balances	8
Total reorganization items	$ (230)	$ 0